Trade and other payables - Schedule of trade and other payables (Details) - USD ($)		Mar. 31, 2025	Dec. 31, 2024
Schedule of trade and other payables [Abstract]
Trade payables		$ 1,321,102	$ 3,254,838
Accrued liabilities	[1]	1,035,800	1,107,230
Trade and other payables		$ 2,356,902	$ 4,362,068

[1]	Accrued liabilities consist of the following as at: